Exhibit 99.2

Monthly Investor Report: Verizon Master Trust - VZMT 2023-4

Collection Period		Payment Date		Transaction Month	Series Status at End of Prior Payment Date
May 2026		06/22/2026		36		Revolving
Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	6/22/26	06/20/2029	$537,800,000.00		5.16%			5.16%
Class A-1b	6/22/26	06/20/2029	$175,000,000.00		SOFR +0.85%	06/12/2026	3.59301%	4.44%
Class B	6/22/26	06/20/2029	$ 54,500,000.00	33	4.57%			4.57%
Class C	6/22/26	06/20/2029	$ 32,700,000.00		5.65%			5.65%

Total			$800,000,000.00

Series 2023-4 Allocation % x Group One Available Funds	$54,761,516.95
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$8,719,346.05
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption	800,000,000.00
Total Available Funds	$863,480,863.00

Beginning of Period Reserve Account Balance	$8,719,346.05
Required Reserve Amount	$0.00
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	8,719,346.05
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$0.00

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$59.70	$59.70	$0.00	$0.00	$863,480,803.30
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$863,480,803.30
Asset Representations Reviewer Fee	$30.69	$30.69	$0.00	$0.00	$863,480,772.61
Supplemental ARR Fee	$122.75	$122.75	$0.00	$0.00	$863,480,649.86
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$863,479,399.86
Servicing Fee	$621,458.98	$621,458.98	$0.00	$0.00	$862,857,940.88
Class A-1a Note Interest	$2,312,540.00	$2,312,540.00	$0.00	$0.00	$860,545,400.88
Class A-1b Note Interest	$712,732.85	$712,732.85	$0.00	$0.00	$859,832,668.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$859,832,668.03
Class B Note Interest	$207,554.17	$207,554.17	$0.00	$0.00	$859,625,113.86
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$859,625,113.86
Class C Note Interest	$153,962.50	$153,962.50	$0.00	$0.00	$859,471,151.36
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$859,471,151.36
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$859,471,151.36
Regular Priority Principal Payment	$800,000,000.00	$800,000,000.00	$0.00	$0.00	$59,471,151.36
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$59,471,151.36
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$59,471,151.36
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$59,471,151.36
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$59,471,151.36
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$59,471,151.36
Class R Interest	$59,471,151.36	$59,471,151.36	$0.00	$0.00	$0.00

Total	$863,480,863.00	$863,480,863.00	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$800,000,000.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$537,800,000.00	$0.00	$2,312,540.00	$0.00	$0.00	$540,112,540.00
Class A-1b	$175,000,000.00	$0.00	$712,732.85	$0.00	$0.00	$175,712,732.85
Class B	$54,500,000.00	$0.00	$207,554.17	$0.00	$0.00	$54,707,554.17
Class C	$32,700,000.00	$0.00	$153,962.50	$0.00	$0.00	$32,853,962.50

Total	$800,000,000.00	$0.00	$3,386,789.52	$0.00	$0.00	$803,386,789.52

		Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	Note Balance per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$0.00	$0.00	$0.00	$0.00	$537,800,000.00	1.00	$0.00	0.00
Class A-1b	$0.00	$0.00	$0.00	$0.00	$175,000,000.00	1.00	$0.00	0.00
Class B	$0.00	$0.00	$0.00	$0.00	$54,500,000.00	1.00	$0.00	0.00
Class C	$0.00	$0.00	$0.00	$0.00	$32,700,000.00	1.00	$0.00	0.00

Total				$0.00	$800,000,000.00	1.00	$0.00	0.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$400,000,000.00		400,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.